CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Sale of 200,000 Private Units (in shares)	200,000
Maximum shares subject to forfeiture		187,500
Over-Allotment Option
Maximum shares subject to forfeiture		187,500